financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Credit risk
Contract assets	$ 1,441	$ 0	$ 1,475	$ 1,272	$ 1,279	$ 0
Cost/Gross amount
Credit risk
Contract assets	1,519		1,549
Allowance for doubtful accounts
Credit risk
Contract assets	(78)		(74)
The twelve month period ending one year hence
Credit risk
Contract assets	1,019		1,017	907
The twelve month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	1,073		1,068
The twelve month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(54)		(51)
The twelve month period ending two years hence
Credit risk
Contract assets	407		444	354
The twelve month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	430		466
The twelve month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(23)		(22)
Thereafter
Credit risk
Contract assets	15		14	$ 11
Thereafter | Cost/Gross amount
Credit risk
Contract assets	16		15
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)